GOODWILL AND OTHER INTANGIBLES (Tables)	3 Months Ended
Mar. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the three months ended March 31, 2020 are as follows:

	Agriculture	Construction	Commercial and Specialty Vehicles	Powertrain	Financial Services	Total
	(in millions)
Balance at Balance at January 1, 2020	$1,732	$587	$59	$5	$155	$2,538
Foreign currency translation and other	(14)	(4)	(2)	—	(4)	(24)
Balance at Balance at March 31, 2020	$1,718	$583	$57	$5	$151	$2,514

Summary of Other Intangible Assets
As of March 31, 2020 and December 31, 2019, the Company’s other intangible assets and related accumulated amortization consisted of the following:

		March 31, 2020			December 31, 2019
	Weighted Avg. Life	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
		(in millions)
Other intangible assets subject to amortization:
Dealer networks	15	$337	$233	$104	$320	$224	$96
Patents, concessions and licenses and other	5-25	1,929	1,516	413	1,965	1,528	437
		2,266	1,749	517	2,285	1,752	533
Other intangible assets not subject to amortization:
Trademarks		273	—	273	273	—	273
Total Other intangible assets		$2,539	$1,749	$790	$2,558	$1,752	$806